UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tieton Capital Management, LLC
Address: 4700 Tieton Drive, Suite C
         Yakima, WA  99808

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William J. Dezellem, CFA
Title:     Chief Investment Officer & President
Phone:     (509) 965-6488

Signature, Place, and Date of Signing:

 /s/ William J. Dezellem, CFA     Yakima, WA     January 23, 2012

Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $101,323 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADTRAN Inc                     COM              00738A106     4593   152284 SH       Sole                   152284
American Equity Investment Lif COM              025676206     2218   213310 SH       Sole                   213310
Asta Funding Inc               COM              046220109     1846   231372 SH       Sole                   231372
Big 5 Sporting Goods           COM              08915P101     3066   293659 SH       Sole                   293659
Buckle Inc                     COM              118440106     4103   100390 SH       Sole                   100390
Columbia Sportswear Company    COM              198516106     1775    38130 SH       Sole                    38130
Cynosure Inc                   COM              232577205     1979   168310 SH       Sole                   168310
Deckers Outdoor Inc            COM              243537107     3262    43170 SH       Sole                    43170
EnerSys                        COM              29275Y102     5684   218885 SH       Sole                   218885
Houston Wire & Cable           COM              44244K109     3288   237930 SH       Sole                   237930
HuntMountain Resources Ltd     COM                               1    10000 SH       Sole                    10000
Key Tronic Corp                COM              493144109     4451   948968 SH       Sole                   948968
Kirkland's Inc                 COM              497498105     3944   296530 SH       Sole                   296530
Lattice Semiconductor          COM              518415104     3753   631850 SH       Sole                   631850
LoJack Corporation             COM              539451104     4122  1342617 SH       Sole                  1342617
Merge Healthcare Inc           COM              589499102     3065   631960 SH       Sole                   631960
Micrel Inc                     COM              594793101     4902   484897 SH       Sole                   484897
OYO Geospace Corp              COM              671074102     3874    50100 SH       Sole                    50100
Pinnacle Financial Partners    COM              72346Q104     5152   319040 SH       Sole                   319040
Plantronics Inc                COM              727493108     5212   146240 SH       Sole                   146240
Psychemedics Corp              COM              744375205     1360   149455 SH       Sole                   149455
Regal Beloit Corp              COM              758750103     2350    46110 SH       Sole                    46110
Skechers U.S.A. Inc            COM              830566105     3822   315380 SH       Sole                   315380
StanCorp Financial Group       COM              852891100     2835    77150 SH       Sole                    77150
TETRA Technologies             COM              88162F105     3279   351090 SH       Sole                   351090
TriQuint Semiconductor         COM              89674K103     4499   923720 SH       Sole                   923720
Wilshire Bancorp               COM              97186T108     4575  1260267 SH       Sole                  1260267
World Acceptance Corp          COM              981419104     5601    76200 SH       Sole                    76200
j2 Global Inc                  COM              48123V102     2710    96310 SH       Sole                    96310